Leases	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Leases
Leases

8.Leases

The Company has one operating lease pertaining to 5,969 square feet of corporate office space in Sugar Land, Texas pursuant to a lease agreement that commenced April 1, 2022. As of June 30, 2025 the remaining term of lease was 2.08 years. The lease requires monthly lease payments that are subject to annual increases throughout the lease term.

The components of lease costs, which are included within general and administrative expenses in the Company’s condensed consolidated statements of operations and comprehensive income (loss) were as follows (in thousands):

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2025	2024	2025	2024
Lease costs:
Operating lease cost	$24	$23	$48	$45
Variable lease cost	18	17	40	38
Total lease costs	$42	$40	$88	$83

Supplemental disclosure of cash flow information related to the lease were as follows (in thousands):

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2025	2024	2025	2024
Operating cash flows from operating leases	$50	$49	$100	$98

The weighted-average discount rate and remaining lease term were as follows:

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2025	2024	2025	2024
Weighted-average discount rate	9.50%	9.50%	9.50%	9.50%
Weighted-average remaining lease term	2.08	3.08	2.08	3.08

As of June 30, 2025, the maturities of the Company’s operating lease liabilities were as follows (in thousands):

Year Ended December 31,	Amount
2025 (remaining six months)	$64
2026	129
2027	88
Total lease payments	281
Less: imputed interest	(27)
Present value of lease liabilities	254
Less: operating lease liabilities, current portion	$109
Operating lease liabilities, net of current portion	$145

7.Leases

The Company has one operating lease pertaining to 5,969 square feet of corporate office space in Sugar Land, Texas pursuant to a lease agreement that commenced April 1, 2022. As of December 31, 2024 the remaining term of lease was 2.58 years. The lease requires monthly lease payments that are subject to annual increases throughout the lease term.

The components of lease costs, which are included within general and administrative expenses in the Company’s statements of operations were as follows (in thousands):

	For the Year Ended
	December 31,
	2024	2023
Lease costs:
Operating lease cost	$96	$90
Variable lease cost	80	83
Total lease costs	$176	173

Supplemental disclosure of cash flow information related to the lease were as follows (in thousands):

	For the Year Ended
	December 31,
	2024	2023
Operating cash flows from operating leases	$197	$194

The weighted-average discount rate and remaining lease term were as follows:

	For the Year Ended
	December 31,
	2024	2023
Weighted-average discount rate	9.50%	9.50%
Weighted-average remaining lease term	2.58	3.67

As of December 31, 2024, the maturities of the Company’s operating lease liabilities were as follows (in thousands):

Year Ended December 31,	Amount
2025	$126
2026	129
2027	88
Total lease payments	343
Less: imputed interest	(39)
Present value of lease liabilities	304
Less: operating lease liabilities, current portion	$103
Operating lease liabilities, net of current portion	$201